Financial instruments and risk management	6 Months Ended
Feb. 28, 2022
Financial instruments and risk management

25. Financial instruments and risk management

(a)	Financial risk management objectives and policies

The Company’s activities expose it to a variety of financial risks including foreign currency risk, interest rate risk, credit risk, and liquidity risk. These financial instrument risks are actively managed by the Company under the policies approved by the Board of Directors. The principal financial risks are managed by the Company’s finance department, within Board approved policies and guidelines. On an ongoing basis, the finance department actively manages market conditions with a view to minimizing the exposure of the Company to changing market factors, while at the same time limiting the funding costs to the Company.

(b)	Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company has adopted a policy of only dealing with creditworthy counterparties and obtaining sufficient collateral where appropriate, as a means of mitigating the risk of financial loss from defaults. The Company uses information supplied by independent rating agencies where available, and if not available, the Company uses other publicly available financial information and its own records to rate its customers.

Credit risk arises from cash and deposits with banks as well as credit exposure to outstanding receivables, the carrying amounts represent the Company’s maximum exposure to credit risk.

The Company’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. The Company establishes an allowance for doubtful accounts that represents its estimate of expected losses in respect of accounts receivable. The main components of this allowance are a specific loss component that relates to individually significant exposures, and a collective loss component established for groups of similar assets in respect of losses that have been incurred but not yet identified. The collective loss allowance is determined based on historical data of payment statistics for similar financial assets.

The Company’s accounts receivable are concentrated among customers in the media and broadcasting industry, which may be affected by adverse economic factors impacting that industry. The Company performs ongoing credit evaluations of its major customers, maintains reserves for expected credit losses, and does not require any collateral deposits.

As of February 28, 2022, no customer (August 31, 2021 – one) accounted for greater than 10% of the Company’s accounts receivable balance. In total, this one customer accounted for 13% of the Company’s accounts and other receivables balance as of August 31, 2021. During the six months ended February 28, 2022, one (August 31, 2021 – one) customer represented 69% (August 31, 2021 – 58%) of total revenue.

The below table reflects the aging of the Company’s aging by invoice date of gross trade accounts receivable and allowance for doubtful accounts as of February 28, 2022:

	Current	0 - 30	31 - 60	61 - 90	91+	Total

Trade accounts receivable	5,785,697	1,062,098	210,396	289,583	2,098,254	9,446,028
Allowance for doubtful accounts	500	500	1,500	1,500	1,080,305	1,084,305
% Allowance		0%	1%	1%	51%	11%

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

(c)	Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. The Company is exposed to liquidity risk with respect to its contractual obligations and financial liabilities. The Company manages liquidity risk by continuously monitoring forecasted and actual cash flows and matching maturity profiles of financial assets and liabilities. The Company seeks to ensure that it has sufficient capital to meet short term financial obligations after considering its operating obligations and cash on hand.

The Company’s policy is to seek to ensure adequate funding is available from operations and other sources, including debt and equity capital markets, as required.

	< 1 year	1-2 years	2-5 years
	$	$	$

Accounts payable	12,649,445	-	-
Accrued liabilities	5,815,949	-	-
Players liability account	326,932	-	-
Lease obligation	155,543	285,742	-
Promissory notes payable	783,823	-	-
Convertible debt	2,584,800	5,365,089	-

(d)	Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to fair value risk with respect to debt which bear interest at fixed rates.

(e)	Foreign exchange rates

The Company’s exposure to the risk of changes in foreign exchange rates relates primarily to fluctuations of financial instruments related to cash, accounts and other receivables, and accounts payable denominated in Euros, as well as debt denominated in Canadian dollars.

(f)	Fair value hierarchy

The following tables combine information about:

●	classes of financial instruments based on their nature and characteristics;
●	the carrying amounts of financial instruments;
●	fair values of financial instruments (except financial instruments when carrying amount approximates their fair value); and
●	fair value hierarchy levels of financial assets and financial liabilities for which fair value was disclosed.

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

Fair value hierarchy levels 1 to 3 are based on the degree to which the fair value is observable.

Carrying value at February 28, 2022	FVTPL - mandatorily measured	Amortized cost
	$	$

Financial assets:
Cash	-	5,348,900
Restricted cash	-	326,932
Accounts and other receivables	-	8,411,835
Government remittances	-	802,311
Publisher advance	-	3,007,892
Investment at FVTPL	2,629,851	-
	2,629,851	17,897,870

Carrying value at February 28, 2022	FVTPL - mandatorily measured	FVTPL - designated	Amortized cost
	$	$	$
Financial liabilities:
Accounts payable	-	-	12,649,445
Accrued liabilities	-	-	5,815,949
Players liability account	-	-	326,932
Arbitration reserve	-	2,519,722	-
Long-term debt	-	-	-
Promissory notes payable	-	-	783,823
Warrant liability	859,187	-	-
Convertible debt	-	7,949,889	-
	859,187	10,469,611	19,576,149

Carrying value at August 31, 2021	FVTPL - mandatorily measured	Amortized cost
	$	$
Financial assets:
Cash	-	15,305,996
Restricted cash	-	331,528
Accounts and other receivables	-	8,646,807
Government remittances	-	1,070,216
Publisher advance	-	4,534,218
Investment at FVTPL	2,629,851	-
	2,629,851	29,888,765

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

Carrying value at August 31, 2021	FVTPL - mandatorily measured	FVTPL - designated	Amortized cost
	$	$	$
Financial liabilities:
Accounts payable	-	-	10,403,665
Accrued liabilities	-	-	5,722,470
Players liability account	-	-	331,528
Arbitration reserve	-	6,468,330	-
Long-term debt	-	-	96,664
Promissory notes payable	-	-	821,948
Warrant liability	4,868,703	-	-
Convertible debt	-	9,951,496	-
	4,868,703	16,419,826	17,376,275

A summary of instruments, with their classification in the fair value hierarchy is as follows:

	Level 1	Level 2	Level 3	Fair value as of February 28, 2022
	$	$	$	$

Arbitration reserve	2,519,722	-	-	2,519,722
Warrant liability	-	859,187	-	859,187
Convertible debt	-	-	7,949,889	7,949,889
Investment at FVTPL	-		2,629,851	2,629,851

	Level 2	Level 3	Fair value as of August 31, 2021
	$	$	$

Arbitration reserve	-	-	6,468,330
Warrant liability	4,868,703	-	4,868,703
Convertible debt	-	9,951,496	9,951,496
Investment at FVTPL		2,629,851	2,629,851

Some of the Company’s financial assets and financial liabilities are measured at fair value at the end of each reporting period.

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)